Expense Example	Jan. 28, 2026 USD ($)
RiverNorth/Oaktree High Income Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 169
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,190
RiverNorth/Oaktree High Income Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,922
RiverNorth/DoubleLine Strategic Income Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	795
Expense Example, with Redemption, 10 Years	1,743
RiverNorth/DoubleLine Strategic Income Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	$ 1,474